SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Subordinated convertible promissory notes	$ 5,490,324	$ 4,894,446
Series A convertible preferred stock	1,294,117	1,294,117
Equity:
Warrants	3,993,491	2,687,074
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Subordinated convertible promissory notes
Series A convertible preferred stock
Equity:
Warrants
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Subordinated convertible promissory notes
Series A convertible preferred stock
Equity:
Warrants
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Subordinated convertible promissory notes	5,490,324	4,894,446
Series A convertible preferred stock	1,294,117	1,294,117
Equity:
Warrants	$ 3,993,491	$ 2,687,074